Victory Variable Insurance Funds II
Victory Pioneer Bond

VCT Portfolio
(formerly, Pioneer Bond VCT Portfolio)
Schedule of Investments | March 31, 2025

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 104.6%
	Senior Secured Floating Rate Loan Interests — 0.3% of Net Assets*(a)*
	Building & Construction Products — 0.0%†
24,813	MI Windows and Doors LLC, Term B-2 Loan, 7.325% (Term SOFR + 300 bps), 3/28/31	$ 24,445
	Total Building & Construction Products	$24,445
	Chemicals-Specialty — 0.0%†
45,396	Mativ Holdings, Inc., Term B Loan, 8.189% (Term SOFR + 375 bps), 4/20/28	$ 45,283
	Total Chemicals-Specialty	$45,283
	Computer Services — 0.1%
99,750	Amentum Holdings, Inc., Initial Term Loan, 6.575% (Term SOFR + 225 bps), 9/29/31	$ 96,960
	Total Computer Services	$96,960
	Cruise Lines — 0.0%†
29,850	LC Ahab US Bidco LLC, Initial Term Loan, 7.325% (Term SOFR + 300 bps), 5/1/31	$ 30,074
	Total Cruise Lines	$30,074
	Electric-Generation — 0.1%
74,625	Alpha Generation LLC, Initial Term B Loan, 7.075% (Term SOFR + 275 bps), 9/30/31	$ 74,765
	Total Electric-Generation	$74,765
	Medical-Wholesale Drug Distribution — 0.1%
59,617	Owens & Minor, Inc., Term B-1 Loan, 8.175% (Term SOFR + 375 bps), 3/29/29	$ 58,722
	Total Medical-Wholesale Drug Distribution	$58,722
	Total Senior Secured Floating Rate Loan Interests (Cost $332,608)	$330,249

	Asset Backed Securities — 10.3% of Net Assets
147,051	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	$ 145,941
67,080	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	67,244
125,196(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.581% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	125,203
53,387	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	53,469
72,252	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	72,223
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	101,942
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	306,490
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	103,041
210,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	214,083
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.284% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	248,323
265,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.649% (SOFR30A + 230 bps), 1/15/37 (144A)	264,420
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	125,398
170,152	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	156,914
170,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.649% (SOFR30A + 230 bps), 2/15/37 (144A)	169,791
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.502% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	248,812
200,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	152,789
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	78,011
125,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	113,576
100,000(b)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	93,727
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	198,865
375,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	376,439
100,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	100,852

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
70,965	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	$ 69,081
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	96,614
160,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	158,677
100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	101,637
13,295(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	12,583
300,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	312,143
170,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	169,181
360,064(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	362,271
591,847(b)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	591,962
309,000(b)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	310,073
150,000(b)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	150,327
313,410(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52 (144A)	307,921
300,076(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52 (144A)	284,509
112,961	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	112,488
140,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	145,840
470,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	473,333
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	98,725
300,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class B, 2.12%, 12/27/27 (144A)	285,891
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 6.234% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	124,194
193,876	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	58,163
76,218	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	72,371
100,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	102,253
100,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	101,537
165,839	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	149,805
4,452	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	4,398
220,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	222,696
110,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	111,401
220,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	221,568
140,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	141,377
61,745	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	54,789
25,742	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	25,401
200,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	175,398
200,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	200,892
100,972	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	101,269
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 6.902% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	249,678
177,924(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.57% (PRIME + 7 bps), 4/25/48 (144A)	181,418
162,421	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	160,771
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	96,770
125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	120,508
150,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	155,148
340,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	343,073
319,920	Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, 9/15/27	320,008
250,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 8.212% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	250,226
78,616	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	73,289
350,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 6.299% (SOFR30A + 195 bps), 11/15/38 (144A)	341,869
180,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	168,949
100,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	103,324

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
278,314(c)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	$ 281,392
100,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	111,057
26,818	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	26,082
115,785	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	114,070
250,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	254,653
210,680	Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82%, 9/15/27 (144A)	210,864
	Total Asset Backed Securities (Cost $13,210,288)	$12,991,470

	Collateralized Mortgage Obligations—8.1% of Net Assets
108,285(b)	Ajax Mortgage Loan Trust, Series 2021-A, Class A1, 1.065%, 9/25/65 (144A)	$ 95,795
450,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	342,855
100,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	93,581
100,000(b)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	94,689
100,000(b)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	93,700
180,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	139,332
223,622(b)	CIM Trust, Series 2021-J1, Class B1, 2.659%, 3/25/51 (144A)	184,543
400,000(b)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	340,139
90,069(b)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.709%, 5/25/51 (144A)	74,299
85,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.34% (SOFR30A + 300 bps), 1/25/42 (144A)	86,691
90,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.286% (SOFR30A + 195 bps), 3/25/44 (144A)	90,161
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.04% (SOFR30A + 170 bps), 7/25/44 (144A)	100,000
200,000(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	152,537
150,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	112,182
200,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.29% (SOFR30A + 395 bps), 9/26/33 (144A)	205,768
10,433	Federal Home Loan Mortgage Corp. REMICs, Series 2944, Class OH, 5.50%, 3/15/35	10,835
150,407(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.087% (SOFR30A + 644 bps), 8/15/42	21,457
71,274(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	14,288
92,384(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	19,270
350,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	334,576
186,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.39% (SOFR30A + 105 bps), 10/25/44 (144A)	185,813
64,091(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.34% (SOFR30A + 100 bps), 10/25/44 (144A)	63,958
6	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	6
550,000	Federal National Mortgage Association REMICs, Series 2013-61, Class BY, 3.00%, 6/25/43	458,688
62,436(d)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	12,779
364,203(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	62,331
322,902(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 7.574% (1 Month Term SOFR + 324 bps), 1/20/50	4,961
295,162(b)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	295,307
165,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	119,524
297,106(b)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	241,074
230,000(b)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	229,998
120,921(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	119,256
100,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	96,995

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
156,144(b)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.232%, 7/25/51 (144A)	$ 135,890
394,448(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	323,633
100,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	70,770
100,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	69,062
281,889	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	268,852
223,168(b)	JP Morgan Mortgage Trust, Series 2019-HYB1, Class B3, 4.953%, 10/25/49 (144A)	222,663
138,758(b)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.161%, 2/25/52 (144A)	117,462
124,882(b)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.139%, 4/25/52 (144A)	104,985
99,508(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.976%, 10/25/51 (144A)	82,862
215,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	155,761
275,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.514%, 7/25/52 (144A)	181,766
6,666(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.25% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	6,491
386,855(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	313,897
271,035(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.668%, 6/25/51 (144A)	221,921
186,755(b)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.314%, 3/25/52 (144A)	157,630
44,049(b)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	41,401
130,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	126,766
313,739(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.477%, 4/25/51 (144A)	249,595
178,486(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.637%, 10/25/51 (144A)	148,740
103,053(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.04% (SOFR30A + 270 bps), 7/25/33 (144A)	103,745
136,611(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.711%, 10/25/51 (144A)	112,563
358,665(b)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.562%, 6/25/51 (144A)	289,778
285,276(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	231,475
320,670(b)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.007%, 9/25/51 (144A)	268,167
400,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	288,291
57,616(b)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	54,186
175,985(b)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	157,544
2,705(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	2,666
150,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	100,504
140,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.585% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	141,292
339,353(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	286,101
194,749(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.74% (SOFR30A + 340 bps), 11/25/33 (144A)	197,504
163,030(b)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.231%, 1/25/52 (144A)	135,896
47,538(b)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	46,431
100,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	72,203
345,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	229,979
	Total Collateralized Mortgage Obligations (Cost $11,785,418)	$10,215,860

	Commercial Mortgage-Backed Securities—5.2% of Net Assets
150,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.197% (SOFR30A + 285 bps), 1/20/37 (144A)	$ 149,250
103,387(c)(d)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
250,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	243,778
200,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.289%, 9/15/48 (144A)	134,125
100,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.829%, 4/15/55	89,396
500,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	445,465
400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	369,330
80,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.333% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	79,800

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
75,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.73% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	$ 74,766
450,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.329% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	447,750
150,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.678% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	148,875
234,973	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	229,423
160,857	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	158,953
320,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.16% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	318,997
225,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.34% (SOFR30A + 400 bps), 11/25/51 (144A)	233,828
150,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.075%, 7/25/27 (144A)	143,222
109,063(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 6.917% (SOFR30A + 256 bps), 10/25/28	104,083
100,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.385%, 2/25/52 (144A)	97,035
134,133(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 6.767% (SOFR30A + 241 bps), 6/25/26 (144A)	131,511
106,683(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 6.867% (SOFR30A + 251 bps), 7/25/29 (144A)	100,019
62,393(b)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	62,065
230,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.685% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	229,210
599,655(b)(d)	Government National Mortgage Association, Series 2017-21, Class IO, 0.614%, 10/16/58	20,701
250,000(a)	GS Mortgage Securities Corporation Trust, Series 2021-IP, Class D, 6.534% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	246,894
200,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.86% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	199,875
100,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555%, 5/10/39 (144A)	101,542
323,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	312,252
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	235,000
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	244,899
1,600,000(b)(d)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.119%, 6/15/51	6,545
225,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	213,593
250,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	231,866
85,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	62,050
225,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.385% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	224,916
178,174(b)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	181,643
163,337(b)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	163,323
139,821(b)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	140,264
	Total Commercial Mortgage-Backed Securities (Cost $7,026,950)	$6,576,244

	Corporate Bonds — 42.4% of Net Assets
	Aerospace & Defense — 0.8%
119,000	Boeing Co., 3.75%, 2/1/50	$ 83,408
480,000	Boeing Co., 3.90%, 5/1/49	345,955
125,000	Boeing Co., 5.805%, 5/1/50	118,998
300,000	Boeing Co., 6.858%, 5/1/54	325,859
95,000	Boeing Co., 7.008%, 5/1/64	102,941
	Total Aerospace & Defense	$977,161
	Agriculture — 0.4%
455,000	Imperial Brands Finance Plc, 5.50%, 2/1/30 (144A)	$ 465,241
	Total Agriculture	$465,241

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Airlines — 0.5%
176,808	Air Canada Pass-Through Trust, 3.30%, 1/15/30 (144A)	$ 165,624
34,875	American Airlines Pass-Through Trust, 3.95%, 7/11/30	32,848
85,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	84,647
124,471	JetBlue Pass-Through Trust, 2.75%, 5/15/32	107,938
45,033	JetBlue Pass-Through Trust, 4.00%, 11/15/32	42,194
25,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	25,267
99,130	United Airlines Pass-Through Trust, 5.45%, 2/15/37	99,901
37,248	United Airlines Pass-Through Trust, 4.875%, 1/15/26	37,181
	Total Airlines	$595,600
	Auto Manufacturers — 3.7%
255,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 253,823
310,000	American Honda Finance Corp., 5.05%, 7/10/31	312,302
360,000	BMW US Capital LLC, 5.40%, 3/21/35 (144A)	356,707
125,000	Ford Motor Co., 6.10%, 8/19/32	122,563
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	172,023
410,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	401,683
200,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	191,865
200,000	Ford Motor Credit Co. LLC, 6.532%, 3/19/32	199,893
200,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	209,278
216,000	General Motors Co., 6.60%, 4/1/36	222,976
85,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	85,707
220,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	217,864
390,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	391,583
285,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	293,946
160,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	161,105
295,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	302,666
115,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	120,281
290,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	289,916
150,000(e)	Mercedes-Benz Finance North America LLC, 5.45%, 4/1/35 (144A)	149,470
200,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	196,721
	Total Auto Manufacturers	$4,652,372
	Auto Parts & Equipment — 0.1%
150,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	$ 147,315
	Total Auto Parts & Equipment	$147,315
	Banks — 12.3%
600,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 521,660
270,000(b)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	275,266
600,000(b)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	518,359
200,000	Banco Santander S.A., 5.439%, 7/15/31	204,984
375,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	323,531
663,000(b)	Bank of America Corp., 2.884% (3 Month Term SOFR + 145 bps), 10/22/30	611,206
205,000(b)	Bank of America Corp., 5.744% (SOFR + 170 bps), 2/12/36	204,608
255,000(b)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	233,111
200,000	BPCE S.A., 4.875%, 4/1/26 (144A)	200,176
250,000(b)	BPCE S.A., 6.293% (SOFR + 204 bps), 1/14/36 (144A)	258,455
260,000(b)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	282,370
230,000(b)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	227,985
250,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	213,524

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
40,000(b)	Citizens Financial Group, Inc., 5.253% (SOFR + 126 bps), 3/5/31	$ 40,215
195,000(b)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	198,506
120,000(b)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	123,259
365,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	353,078
255,000(b)	Danske Bank A/S, 5.427% (1 Year CMT Index + 95 bps), 3/1/28 (144A)	259,250
405,000(b)	DNB Bank ASA, 4.853% (SOFR + 105 bps), 11/5/30 (144A)	407,953
570,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	581,291
235,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	203,101
215,000(b)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	212,034
355,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	325,293
375,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	326,054
205,000(b)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	207,124
255,000(b)(f)	HSBC Holdings Plc, 6.95% (5 Year CMT Index + 264 bps)	253,906
105,000(b)	Huntington Bancshares, Inc., 5.272% (SOFR + 128 bps), 1/15/31	106,117
435,000(b)(f)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	363,514
245,000(b)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	272,168
335,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	387,793
265,000(b)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	267,300
500,000	KeyBank N.A., 4.15%, 8/8/25	498,639
125,000(b)	KeyCorp, 5.121% (SOFR + 123 bps), 4/4/31	125,549
100,000(b)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	105,642
335,000(b)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	291,696
460,000(b)	Mizuho Financial Group, Inc., 5.422% (1 Year CMT Index + 98 bps), 5/13/36	463,092
305,000(b)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	299,176
65,000(b)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	66,345
165,000(b)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	166,544
60,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	60,653
200,000(b)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	208,382
330,000(a)	NatWest Markets Plc, 5.499% (SOFR + 114 bps), 5/17/29 (144A)	333,429
445,000(b)(f)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	394,814
55,000(b)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	55,754
150,000(b)	Regions Financial Corp., 5.502% (SOFR + 206 bps), 9/6/35	148,069
210,000(b)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	201,274
55,000(b)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	55,693
375,000(b)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	384,080
200,000(b)	Standard Chartered Plc, 5.005% (1 Year CMT Index + 115 bps), 10/15/30 (144A)	199,666
200,000(b)	Standard Chartered Plc, 6.228% (1 Year CMT Index + 143 bps), 1/21/36 (144A)	207,922
55,000(b)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	56,133
185,000(b)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	199,205
415,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	355,271
200,000(b)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	212,598
350,000(b)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	346,143
240,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	235,818
200,000(b)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	211,056
595,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	494,218
95,000(b)	Wells Fargo & Co., 5.244% (SOFR + 111 bps), 1/24/31	96,593
	Total Banks	$15,436,645

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Beverages — 0.1%
175,000	Coca-Cola Consolidated, Inc., 5.25%, 6/1/29	$ 178,853
	Total Beverages	$178,853
	Building Materials — 0.4%
200,000	CRH SMW Finance DAC, 5.125%, 1/9/30	$ 202,356
130,000	Martin Marietta Materials, Inc., 5.15%, 12/1/34	129,190
120,000	Martin Marietta Materials, Inc., 5.50%, 12/1/54	114,157
55,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	54,512
	Total Building Materials	$500,215
	Chemicals — 0.3%
225,000	Celanese US Holdings LLC, 6.95%, 11/15/33	$ 235,141
198,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	192,859
	Total Chemicals	$428,000
	Commercial Services — 1.3%
120,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31 (144A)	$ 117,141
75,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	73,151
275,000	Block, Inc., 6.50%, 5/15/32 (144A)	277,772
20,000	Brink's Co., 6.50%, 6/15/29 (144A)	20,274
275,000	Element Fleet Management Corp., 5.037%, 3/25/30 (144A)	275,061
75,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	76,238
260,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	273,403
165,000	S&P Global, Inc., 5.25%, 9/15/33	168,851
260,000	Verisk Analytics, Inc., 5.25%, 6/5/34	262,146
70,000	Verisk Analytics, Inc., 5.25%, 3/15/35	69,912
	Total Commercial Services	$1,613,949
	Cosmetics/Personal Care — 0.2%
315,000	Unilever Capital Corp., 4.625%, 8/12/34	$ 309,785
	Total Cosmetics/Personal Care	$309,785
	Distribution/Wholesale — 0.0%†
30,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 30,772
	Total Distribution/Wholesale	$30,772
	Diversified Financial Services — 2.6%
765,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 677,755
110,000(b)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	109,296
25,000	Avolon Holdings Funding, Ltd., 5.375%, 5/30/30 (144A)	25,034
41,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	41,756
330,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	341,500
285,000(b)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	233,778
110,000(b)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	108,305
150,000(b)	Capital One Financial Corp., 5.884% (SOFR + 199 bps), 7/26/35	151,444
90,000(b)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	89,793
25,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	24,427
165,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	166,042
170,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	172,642
115,000	LPL Holdings, Inc., 5.70%, 5/20/27	116,894
125,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	126,725
485,000	Nomura Holdings, Inc., 2.999%, 1/22/32	423,217

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
404,000	OneMain Finance Corp., 4.00%, 9/15/30	$ 355,905
107,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	103,161
	Total Diversified Financial Services	$3,267,674
	Electric — 2.4%
145,000	AEP Texas, Inc., 5.45%, 5/15/29	$ 148,406
210,000(b)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	200,025
40,000(c)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	40,230
13,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	13,008
310,000	Electricite de France S.A., 6.375%, 1/13/55 (144A)	311,405
325,000	Entergy Louisiana LLC, 5.35%, 3/15/34	328,826
55,000	Entergy Texas, Inc., 5.25%, 4/15/35	54,925
160,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	162,899
165,000	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	162,830
130,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	134,152
70,000	Public Service Enterprise Group, Inc., 5.40%, 3/15/35	70,390
255,000	Puget Energy, Inc., 2.379%, 6/15/28	237,065
220,000	Puget Energy, Inc., 4.10%, 6/15/30	210,121
55,000	Puget Energy, Inc., 4.224%, 3/15/32	51,207
290,000(b)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	275,885
80,000	Southern California Edison Co., 5.45%, 6/1/31	81,064
295,000	Virginia Electric and Power Co., 5.15%, 3/15/35	292,821
100,000	Vistra Operations Co. LLC, 5.70%, 12/30/34 (144A)	99,478
30,000	Vistra Operations Co. LLC, 6.00%, 4/15/34 (144A)	30,317
63,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	67,672
	Total Electric	$2,972,726
	Energy-Alternate Sources — 0.0%†
34,987	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 33,663
	Total Energy-Alternate Sources	$33,663
	Entertainment — 0.3%
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 355,352
	Total Entertainment	$355,352
	Food — 0.8%
120,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 2/2/29	$ 112,191
57,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	49,035
110,000	Mars, Inc., 5.20%, 3/1/35 (144A)	110,551
455,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	397,647
220,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	187,064
200,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	178,237
21,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	20,968
	Total Food	$1,055,693
	Gas — 0.8%
400,000	Atmos Energy Corp., 5.90%, 11/15/33	$ 423,314
110,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	106,375
380,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	389,357
141,849	Nakilat, Inc., 6.267%, 12/31/33 (144A)	147,700
	Total Gas	$1,066,746

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Hand & Machine Tools — 0.2%
125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 110,596
125,000	Regal Rexnord Corp., 6.30%, 2/15/30	130,003
	Total Hand & Machine Tools	$240,599
	Healthcare-Products — 0.5%
77,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 76,037
348,000	Smith & Nephew Plc, 2.032%, 10/14/30	300,478
55,000	Smith & Nephew Plc, 5.40%, 3/20/34	55,028
110,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	111,829
140,000	Stryker Corp., 5.20%, 2/10/35	141,352
	Total Healthcare-Products	$684,724
	Healthcare-Services — 0.4%
95,000	Elevance Health, Inc., 5.15%, 6/15/29	$ 96,929
65,000	Elevance Health, Inc., 5.375%, 6/15/34	65,818
165,000	HCA, Inc., 5.50%, 3/1/32	166,602
75,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	76,286
75,000	Humana, Inc., 5.375%, 4/15/31	75,584
	Total Healthcare-Services	$481,219
	Insurance — 2.8%
50,000	Arthur J Gallagher & Co., 4.85%, 12/15/29	$ 50,345
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	173,553
270,000	Brown & Brown, Inc., 5.65%, 6/11/34	274,733
35,000	CNO Financial Group, Inc., 6.45%, 6/15/34	36,499
470,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	434,664
25,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	25,059
240,000(b)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	216,000
340,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	275,721
130,000(b)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	132,705
456,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	517,599
450,000(b)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	448,418
145,000	Mutual of Omaha Cos. Global Funding, 5.00%, 4/1/30 (144A)	145,560
475,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	363,694
355,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	305,782
86,000	Primerica, Inc., 2.80%, 11/19/31	74,688
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	29,426
	Total Insurance	$3,504,446
	Iron & Steel — 0.2%
90,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 86,361
150,000	Steel Dynamics, Inc., 5.375%, 8/15/34	150,401
	Total Iron & Steel	$236,762
	Leisure Time — 0.1%
43,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 42,699
145,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	144,910
	Total Leisure Time	$187,609
	Lodging — 0.6%
50,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 50,105
225,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	229,306

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Lodging — (continued)
135,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	$ 133,767
100,000	Hyatt Hotels Corp., 5.75%, 3/30/32	100,538
20,000	Las Vegas Sands Corp., 6.00%, 8/15/29	20,442
235,000	Marriott International, Inc., 5.50%, 4/15/37	232,379
	Total Lodging	$766,537
	Machinery-Diversified — 0.2%
210,000	CNH Industrial Capital LLC, 4.55%, 4/10/28	$ 209,446
	Total Machinery-Diversified	$209,446
	Mining — 0.5%
335,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 309,173
265,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	271,284
	Total Mining	$580,457
	Miscellaneous Manufacturing — 0.2%
30,000	Axon Enterprise, Inc., 6.125%, 3/15/30 (144A)	$ 30,277
30,000	Axon Enterprise, Inc., 6.25%, 3/15/33 (144A)	30,308
205,000	Textron, Inc., 5.50%, 5/15/35	205,574
	Total Miscellaneous Manufacturing	$266,159
	Multi-National — 0.2%
230,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 209,300
	Total Multi-National	$209,300
	Office & Business Equipment — 0.1%
71,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	$ 70,171
	Total Office & Business Equipment	$70,171
	Oil & Gas — 1.8%
640,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 563,525
145,000	APA Corp., 6.75%, 2/15/55 (144A)	141,833
430,000(b)(f)	BP Capital Markets Plc, 6.125% (5 Year CMT Index + 192 bps)	423,162
180,000	ConocoPhillips Co., 5.65%, 1/15/65	173,730
195,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	183,394
80,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	76,400
290,000	Phillips 66 Co., 5.25%, 6/15/31	294,793
35,000	Valero Energy Corp., 5.15%, 2/15/30	35,306
312,000	Valero Energy Corp., 6.625%, 6/15/37	334,611
	Total Oil & Gas	$2,226,754
	Oil & Gas Services — 0.1%
90,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 90,354
	Total Oil & Gas Services	$90,354
	Pharmaceuticals — 0.4%
35,000	CVS Health Corp., 5.25%, 1/30/31	$ 35,337
260,000	CVS Health Corp., 5.25%, 2/21/33	256,722
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	195,413
	Total Pharmaceuticals	$487,472
	Pipelines — 2.1%
75,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 66,970
110,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	108,682

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Pipelines — (continued)
95,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	$ 95,444
105,000(b)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	105,953
105,000(b)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	107,798
160,000(b)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	176,224
455,000	Energy Transfer LP, 5.60%, 9/1/34	455,787
150,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	135,905
134,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	124,675
40,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	40,181
225,000	MPLX LP, 5.50%, 6/1/34	224,167
230,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	201,411
70,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	70,821
117,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	118,691
115,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	116,642
45,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	48,254
80,000	Williams Cos., Inc., 5.15%, 3/15/34	78,928
89,000	Williams Cos., Inc., 7.75%, 6/15/31	100,592
250,000	Williams Cos., Inc., 7.50%, 1/15/31	278,227
	Total Pipelines	$2,655,352
	REITS — 1.3%
65,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 63,466
55,000(e)	Americold Realty Operating Partnership LP, 5.60%, 5/15/32	55,207
255,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	233,982
47,000	Highwoods Realty LP, 2.60%, 2/1/31	39,869
15,000	Highwoods Realty LP, 3.05%, 2/15/30	13,396
41,000	Highwoods Realty LP, 4.125%, 3/15/28	39,746
285,000	LXP Industrial Trust, 2.375%, 10/1/31	237,683
165,000	LXP Industrial Trust, 2.70%, 9/15/30	145,175
165,000	Simon Property Group LP, 4.75%, 9/26/34	158,323
454,000	Sun Communities Operating LP , 5.70%, 1/15/33	463,043
180,000	UDR, Inc., 4.40%, 1/26/29	178,347
25,000	UDR, Inc., 5.125%, 9/1/34	24,548
	Total REITS	$1,652,785
	Retail — 0.9%
55,000	AutoNation, Inc., 1.95%, 8/1/28	$ 50,053
55,000	AutoNation, Inc., 2.40%, 8/1/31	46,041
245,000	AutoNation, Inc., 3.85%, 3/1/32	221,057
125,000	AutoNation, Inc., 4.75%, 6/1/30	122,704
325,000	Darden Restaurants, Inc., 6.30%, 10/10/33	344,399
375,000	Dollar Tree, Inc., 2.65%, 12/1/31	323,212
	Total Retail	$1,107,466
	Savings & Loans — 0.3%
320,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 323,954
	Total Savings & Loans	$323,954
	Semiconductors — 1.6%
35,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 29,010
475,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	389,878
130,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	123,308

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors — (continued)
100,000	Broadcom, Inc., 4.30%, 11/15/32	$ 95,458
105,000	Broadcom, Inc., 5.05%, 7/12/29	106,458
445,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	446,058
245,000	Micron Technology, Inc., 5.80%, 1/15/35	250,880
260,000	SK Hynix, Inc., 5.50%, 1/16/29 (144A)	265,528
313,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	270,349
	Total Semiconductors	$1,976,927
	Software — 0.2%
110,000	Roper Technologies, Inc., 4.75%, 2/15/32	$ 108,782
180,000	Roper Technologies, Inc., 4.90%, 10/15/34	175,916
	Total Software	$284,698
	Telecommunications — 0.2%
175,000	T-Mobile USA, Inc., 2.70%, 3/15/32	$ 151,376
145,000	T-Mobile USA, Inc., 5.20%, 1/15/33	146,159
	Total Telecommunications	$297,535
	Transportation — 0.2%
275,000	Union Pacific Corp., 5.10%, 2/20/35	$ 277,370
	Total Transportation	$277,370
	Trucking & Leasing — 0.3%
95,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 94,518
275,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	281,461
25,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	25,949
	Total Trucking & Leasing	$401,928
	Total Corporate Bonds (Cost $55,168,353)	$53,307,786

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
25,723(g)(h)+	Lorenz Re 2019, 6/30/25	$ 188
	Total Reinsurance Sidecars	$188
	Total Insurance-Linked Securities (Cost $3,644)	$188

Principal Amount USD ($)
	Foreign Government Bonds — 0.5% of Net Assets
	Mexico — 0.2%
200,000	Mexico Government International Bond, 6.875%, 5/13/37	$ 204,720
	Total Mexico	$204,720

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Qatar — 0.3%
405,000	Qatar Government International Bond, 4.875%, 2/27/35 (144A)	$ 411,363
	Total Qatar	$411,363
	Total Foreign Government Bonds (Cost $601,809)	$616,083

	U.S. Government and Agency Obligations — 37.6% of Net Assets
1,190,454	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 978,116
83,937	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	66,750
85,167	Federal Home Loan Mortgage Corp., 2.500%, 1/1/51	71,973
45,417	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	38,670
799,575	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	674,422
44,307	Federal Home Loan Mortgage Corp., 2.500%, 5/1/52	37,380
8,766	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	8,564
13,416	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	12,157
64,277	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	58,084
22,283	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	20,067
73,155	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	65,017
54,756	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	48,478
65,811	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	57,945
93,306	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	82,218
9,847	Federal Home Loan Mortgage Corp., 3.500%, 7/1/29	9,699
16,391	Federal Home Loan Mortgage Corp., 3.500%, 10/1/42	15,298
70,398	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	65,351
354,134	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	326,801
7,959	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	7,299
85,371	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	77,627
276,120	Federal Home Loan Mortgage Corp., 3.500%, 7/1/52	249,453
46,282	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	44,514
64,547	Federal Home Loan Mortgage Corp., 4.000%, 5/1/44	62,061
14,302	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	13,519
10,356	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	9,745
9,714	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	9,799
2,530	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	2,552
7,598	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	7,743
153,502	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	155,741
91,106	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	91,717
75,074	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	75,696
212	Federal Home Loan Mortgage Corp., 6.000%, 11/1/32	216
1,345	Federal Home Loan Mortgage Corp., 6.000%, 12/1/32	1,391
2,608	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	2,710
2,138	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	2,205
437	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	452
186,339	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	191,194
75,487	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	77,463
74,180	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	76,352
98,972	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	101,932
482,524	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	490,743
194,357	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	197,541
192,034	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	195,289
198,912	Federal Home Loan Mortgage Corp., 6.000%, 11/1/54	203,819

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
651	Federal Home Loan Mortgage Corp., 6.500%, 1/1/29	$ 672
387	Federal Home Loan Mortgage Corp., 6.500%, 4/1/31	402
1,781	Federal Home Loan Mortgage Corp., 6.500%, 10/1/31	1,838
473	Federal Home Loan Mortgage Corp., 6.500%, 2/1/32	489
2,802	Federal Home Loan Mortgage Corp., 6.500%, 4/1/32	2,899
1,218	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	1,262
43,110	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	45,048
218,415	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	230,342
84,017	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	87,902
25,914	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	26,836
98,003	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	102,122
167,373	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	174,647
128,330	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	133,019
138,160	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	143,294
203,959	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	210,475
179,199	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	186,976
89,015	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	92,523
65,967	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	68,945
99,470	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	103,142
99,420	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	103,357
92,936	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	96,378
310	Federal Home Loan Mortgage Corp., 7.000%, 2/1/31	324
534	Federal Home Loan Mortgage Corp., 7.000%, 4/1/32	558
29,765	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	31,223
192,466	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	201,693
320	Federal Home Loan Mortgage Corp., 7.500%, 8/1/31	323
1,289,916	Federal National Mortgage Association, 1.500%, 3/1/42	1,059,835
100,000	Federal National Mortgage Association, 2.000%, 4/15/40 (TBA)	90,362
516,008	Federal National Mortgage Association, 2.000%, 12/1/41	439,870
89,812	Federal National Mortgage Association, 2.000%, 2/1/42	76,336
399,141	Federal National Mortgage Association, 2.000%, 4/1/42	339,123
272,524	Federal National Mortgage Association, 2.000%, 11/1/51	221,045
76,176	Federal National Mortgage Association, 2.000%, 11/1/51	61,337
248,100	Federal National Mortgage Association, 2.000%, 3/1/52	197,300
2,100,000	Federal National Mortgage Association, 2.000%, 4/1/55 (TBA)	1,668,613
5,741	Federal National Mortgage Association, 2.500%, 7/1/30	5,525
4,797	Federal National Mortgage Association, 2.500%, 7/1/30	4,616
8,993	Federal National Mortgage Association, 2.500%, 7/1/30	8,659
27,791	Federal National Mortgage Association, 2.500%, 2/1/43	24,060
6,005	Federal National Mortgage Association, 2.500%, 2/1/43	5,154
4,952	Federal National Mortgage Association, 2.500%, 3/1/43	4,287
4,874	Federal National Mortgage Association, 2.500%, 8/1/43	4,204
14,459	Federal National Mortgage Association, 2.500%, 4/1/45	12,397
17,949	Federal National Mortgage Association, 2.500%, 4/1/45	15,334
7,968	Federal National Mortgage Association, 2.500%, 4/1/45	6,792
12,254	Federal National Mortgage Association, 2.500%, 4/1/45	10,488
6,061	Federal National Mortgage Association, 2.500%, 4/1/45	5,184
6,741	Federal National Mortgage Association, 2.500%, 4/1/45	5,811
18,109	Federal National Mortgage Association, 2.500%, 4/1/45	15,555

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
17,086	Federal National Mortgage Association, 2.500%, 8/1/45	$ 14,575
275,879	Federal National Mortgage Association, 2.500%, 8/1/50	235,046
710,623	Federal National Mortgage Association, 2.500%, 5/1/51	601,763
381,368	Federal National Mortgage Association, 2.500%, 5/1/51	323,618
760,602	Federal National Mortgage Association, 2.500%, 11/1/51	646,407
192,163	Federal National Mortgage Association, 2.500%, 12/1/51	162,117
1,577,496	Federal National Mortgage Association, 2.500%, 1/1/52	1,327,360
76,420	Federal National Mortgage Association, 2.500%, 2/1/52	64,617
353,825	Federal National Mortgage Association, 2.500%, 4/1/52	299,762
3,162	Federal National Mortgage Association, 3.000%, 3/1/29	3,091
20,345	Federal National Mortgage Association, 3.000%, 10/1/30	19,764
22,860	Federal National Mortgage Association, 3.000%, 8/1/45	20,432
93,622	Federal National Mortgage Association, 3.000%, 2/1/47	84,314
68,288	Federal National Mortgage Association, 3.000%, 3/1/47	61,207
70,590	Federal National Mortgage Association, 3.000%, 4/1/47	63,216
85,995	Federal National Mortgage Association, 3.000%, 8/1/50	76,005
350,429	Federal National Mortgage Association, 3.000%, 2/1/51	310,150
326,796	Federal National Mortgage Association, 3.000%, 11/1/51	286,846
368,622	Federal National Mortgage Association, 3.000%, 1/1/52	324,162
78,584	Federal National Mortgage Association, 3.000%, 2/1/52	69,278
501,197	Federal National Mortgage Association, 3.000%, 3/1/52	442,917
84,801	Federal National Mortgage Association, 3.000%, 5/1/52	74,632
1,200,000	Federal National Mortgage Association, 3.000%, 4/1/55 (TBA)	1,039,876
199,000	Federal National Mortgage Association, 3.000%, 2/1/57	168,072
4,309	Federal National Mortgage Association, 3.500%, 10/1/41	4,017
23,224	Federal National Mortgage Association, 3.500%, 9/1/45	21,445
63,287	Federal National Mortgage Association, 3.500%, 10/1/45	58,981
103,375	Federal National Mortgage Association, 3.500%, 1/1/48	95,101
107,883	Federal National Mortgage Association, 3.500%, 5/1/49	99,975
150,349	Federal National Mortgage Association, 3.500%, 3/1/52	137,473
361,158	Federal National Mortgage Association, 3.500%, 3/1/52	328,469
18,887	Federal National Mortgage Association, 3.500%, 4/1/52	17,131
86,850	Federal National Mortgage Association, 3.500%, 4/1/52	78,854
207,747	Federal National Mortgage Association, 3.500%, 5/1/52	188,910
1,900,000	Federal National Mortgage Association, 3.500%, 4/1/55 (TBA)	1,713,423
104,342	Federal National Mortgage Association, 3.500%, 8/1/58	93,873
75,398	Federal National Mortgage Association, 4.000%, 10/1/40	72,555
9,142	Federal National Mortgage Association, 4.000%, 12/1/40	8,799
134,062	Federal National Mortgage Association, 4.000%, 4/1/44	128,926
202,461	Federal National Mortgage Association, 4.000%, 7/1/51	190,493
55,335	Federal National Mortgage Association, 4.000%, 9/1/51	52,061
385,428	Federal National Mortgage Association, 4.000%, 10/1/52	359,661
200,000	Federal National Mortgage Association, 4.000%, 4/1/55 (TBA)	186,342
137,425	Federal National Mortgage Association, 4.500%, 9/1/43	135,745
79,133	Federal National Mortgage Association, 4.500%, 1/1/44	78,148
290,306	Federal National Mortgage Association, 4.500%, 9/1/52	278,249
500,000	Federal National Mortgage Association, 4.500%, 4/1/55 (TBA)	478,234
16,496	Federal National Mortgage Association, 5.000%, 5/1/31	16,708
2,571	Federal National Mortgage Association, 5.000%, 12/1/44	2,593

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
235,201	Federal National Mortgage Association, 5.000%, 8/1/52	$ 231,796
86,905	Federal National Mortgage Association, 5.000%, 4/1/53	85,583
1,000,000	Federal National Mortgage Association, 5.000%, 4/1/55 (TBA)	980,050
2,111	Federal National Mortgage Association, 5.500%, 9/1/33	2,151
2,328	Federal National Mortgage Association, 5.500%, 12/1/34	2,377
7,306	Federal National Mortgage Association, 5.500%, 10/1/35	7,442
100,000	Federal National Mortgage Association, 5.500%, 4/15/40 (TBA)	101,574
165,305	Federal National Mortgage Association, 5.500%, 4/1/50	168,397
232,384	Federal National Mortgage Association, 5.500%, 4/1/50	235,727
79,419	Federal National Mortgage Association, 5.500%, 4/1/53	79,965
85,961	Federal National Mortgage Association, 5.500%, 4/1/53	86,472
88,986	Federal National Mortgage Association, 5.500%, 4/1/53	89,132
86,221	Federal National Mortgage Association, 5.500%, 4/1/53	87,297
80,255	Federal National Mortgage Association, 5.500%, 7/1/53	80,712
700,000	Federal National Mortgage Association, 5.500%, 4/1/55 (TBA)	699,069
856	Federal National Mortgage Association, 6.000%, 9/1/29	874
396	Federal National Mortgage Association, 6.000%, 10/1/32	407
1,548	Federal National Mortgage Association, 6.000%, 11/1/32	1,588
4,538	Federal National Mortgage Association, 6.000%, 11/1/32	4,610
5,370	Federal National Mortgage Association, 6.000%, 4/1/33	5,461
1,995	Federal National Mortgage Association, 6.000%, 5/1/33	2,047
2,943	Federal National Mortgage Association, 6.000%, 6/1/33	3,007
5,862	Federal National Mortgage Association, 6.000%, 7/1/34	6,070
350	Federal National Mortgage Association, 6.000%, 9/1/34	358
379	Federal National Mortgage Association, 6.000%, 7/1/38	387
94,839	Federal National Mortgage Association, 6.000%, 1/1/53	97,686
25,847	Federal National Mortgage Association, 6.000%, 1/1/53	26,517
86,442	Federal National Mortgage Association, 6.000%, 4/1/53	88,393
167,216	Federal National Mortgage Association, 6.000%, 5/1/53	172,852
76,851	Federal National Mortgage Association, 6.000%, 5/1/53	79,541
149,570	Federal National Mortgage Association, 6.000%, 6/1/53	154,583
83,216	Federal National Mortgage Association, 6.000%, 7/1/53	84,907
67,043	Federal National Mortgage Association, 6.000%, 7/1/53	68,540
75,572	Federal National Mortgage Association, 6.000%, 7/1/53	77,703
62,023	Federal National Mortgage Association, 6.000%, 7/1/53	63,308
179,989	Federal National Mortgage Association, 6.000%, 8/1/53	184,928
666,032	Federal National Mortgage Association, 6.000%, 9/1/53	677,597
95,574	Federal National Mortgage Association, 6.000%, 8/1/54	97,239
175	Federal National Mortgage Association, 6.500%, 4/1/29	181
384	Federal National Mortgage Association, 6.500%, 2/1/32	403
1,088	Federal National Mortgage Association, 6.500%, 3/1/32	1,130
1,862	Federal National Mortgage Association, 6.500%, 4/1/32	1,920
852	Federal National Mortgage Association, 6.500%, 8/1/32	879
624	Federal National Mortgage Association, 6.500%, 8/1/32	643
9,599	Federal National Mortgage Association, 6.500%, 7/1/34	10,001
148,868	Federal National Mortgage Association, 6.500%, 3/1/53	155,867
67,805	Federal National Mortgage Association, 6.500%, 8/1/53	70,809
83,696	Federal National Mortgage Association, 6.500%, 8/1/53	87,571
50,469	Federal National Mortgage Association, 6.500%, 8/1/53	52,287

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
39,512	Federal National Mortgage Association, 6.500%, 8/1/53	$ 41,069
248,120	Federal National Mortgage Association, 6.500%, 9/1/53	259,667
77,574	Federal National Mortgage Association, 6.500%, 9/1/53	81,042
97,788	Federal National Mortgage Association, 6.500%, 3/1/54	101,462
99,367	Federal National Mortgage Association, 6.500%, 6/1/54	102,784
149,642	Federal National Mortgage Association, 6.500%, 7/1/54	155,157
157,501	Federal National Mortgage Association, 6.500%, 7/1/54	163,256
132,932	Federal National Mortgage Association, 6.500%, 7/1/54	138,004
85,936	Federal National Mortgage Association, 6.500%, 7/1/54	89,460
91,773	Federal National Mortgage Association, 6.500%, 8/1/54	95,126
190,357	Federal National Mortgage Association, 6.500%, 8/1/54	198,585
96,012	Federal National Mortgage Association, 6.500%, 8/1/54	99,685
800,000	Federal National Mortgage Association, 6.500%, 4/15/55 (TBA)	824,896
269	Federal National Mortgage Association, 7.000%, 11/1/29	281
244	Federal National Mortgage Association, 7.000%, 7/1/31	254
635	Federal National Mortgage Association, 7.000%, 1/1/32	663
100,000	Federal National Mortgage Association, 7.000%, 4/15/55 (TBA)	104,517
141	Federal National Mortgage Association, 7.500%, 2/1/31	146
1,103	Federal National Mortgage Association, 8.000%, 10/1/30	1,153
800,000	Government National Mortgage Association, 2.000%, 4/20/55 (TBA)	654,162
900,000	Government National Mortgage Association, 2.500%, 4/20/55 (TBA)	767,558
500,000	Government National Mortgage Association, 3.000%, 4/20/55 (TBA)	442,813
300,000	Government National Mortgage Association, 4.500%, 4/20/55 (TBA)	287,813
600,000	Government National Mortgage Association, 5.000%, 4/15/55 (TBA)	590,125
600,000	Government National Mortgage Association, 5.500%, 4/15/55 (TBA)	601,233
700,000	Government National Mortgage Association, 6.000%, 4/15/55 (TBA)	710,424
300,000	Government National Mortgage Association, 6.500%, 4/15/55 (TBA)	307,094
73,009	Government National Mortgage Association I, 3.500%, 11/15/41	68,751
25,240	Government National Mortgage Association I, 3.500%, 8/15/42	23,674
9,002	Government National Mortgage Association I, 3.500%, 10/15/42	8,443
28,368	Government National Mortgage Association I, 3.500%, 1/15/45	26,607
19,089	Government National Mortgage Association I, 3.500%, 8/15/46	17,832
41,978	Government National Mortgage Association I, 4.000%, 8/15/43	40,734
57,360	Government National Mortgage Association I, 4.000%, 3/15/44	54,694
9,968	Government National Mortgage Association I, 4.000%, 9/15/44	9,558
21,259	Government National Mortgage Association I, 4.000%, 4/15/45	20,385
30,554	Government National Mortgage Association I, 4.000%, 6/15/45	29,278
3,130	Government National Mortgage Association I, 4.000%, 7/15/45	2,978
6,183	Government National Mortgage Association I, 4.000%, 8/15/45	5,870
19,625	Government National Mortgage Association I, 4.500%, 5/15/39	19,312
547	Government National Mortgage Association I, 4.500%, 8/15/41	532
2,920	Government National Mortgage Association I, 5.500%, 3/15/33	3,009
3,371	Government National Mortgage Association I, 5.500%, 7/15/33	3,453
8,558	Government National Mortgage Association I, 5.500%, 8/15/33	8,717
4,518	Government National Mortgage Association I, 5.500%, 10/15/34	4,628
1,517	Government National Mortgage Association I, 6.000%, 4/15/28	1,551
781	Government National Mortgage Association I, 6.000%, 2/15/29	795
2,835	Government National Mortgage Association I, 6.000%, 9/15/32	2,955
913	Government National Mortgage Association I, 6.000%, 10/15/32	930

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,691	Government National Mortgage Association I, 6.000%, 11/15/32	$ 6,979
3,570	Government National Mortgage Association I, 6.000%, 11/15/32	3,650
2,039	Government National Mortgage Association I, 6.000%, 1/15/33	2,124
4,323	Government National Mortgage Association I, 6.000%, 12/15/33	4,444
2,751	Government National Mortgage Association I, 6.000%, 8/15/34	2,876
6,190	Government National Mortgage Association I, 6.000%, 8/15/34	6,372
101	Government National Mortgage Association I, 6.500%, 3/15/26	102
715	Government National Mortgage Association I, 6.500%, 6/15/28	732
2,256	Government National Mortgage Association I, 6.500%, 5/15/29	2,321
761	Government National Mortgage Association I, 6.500%, 5/15/29	780
5,894	Government National Mortgage Association I, 6.500%, 7/15/31	6,059
1,850	Government National Mortgage Association I, 6.500%, 9/15/31	1,931
3,638	Government National Mortgage Association I, 6.500%, 10/15/31	3,683
1,550	Government National Mortgage Association I, 6.500%, 12/15/31	1,578
659	Government National Mortgage Association I, 6.500%, 12/15/31	679
384	Government National Mortgage Association I, 6.500%, 4/15/32	395
228	Government National Mortgage Association I, 6.500%, 4/15/32	231
192	Government National Mortgage Association I, 6.500%, 6/15/32	193
848	Government National Mortgage Association I, 6.500%, 6/15/32	875
2,227	Government National Mortgage Association I, 6.500%, 7/15/32	2,277
5,380	Government National Mortgage Association I, 6.500%, 12/15/32	5,562
2,147	Government National Mortgage Association I, 7.000%, 7/15/26	2,145
222	Government National Mortgage Association I, 7.000%, 9/15/27	223
2,532	Government National Mortgage Association I, 7.000%, 2/15/28	2,531
1,025	Government National Mortgage Association I, 7.000%, 1/15/29	1,044
471	Government National Mortgage Association I, 7.000%, 6/15/29	470
197	Government National Mortgage Association I, 7.000%, 7/15/29	198
459	Government National Mortgage Association I, 7.000%, 7/15/29	466
378	Government National Mortgage Association I, 7.000%, 12/15/30	380
368	Government National Mortgage Association I, 7.000%, 2/15/31	369
878	Government National Mortgage Association I, 7.000%, 8/15/31	911
805	Government National Mortgage Association I, 7.500%, 10/15/29	808
288,788	Government National Mortgage Association II, 2.000%, 7/20/51	236,298
395,514	Government National Mortgage Association II, 2.500%, 9/20/54	337,515
286,279	Government National Mortgage Association II, 3.000%, 6/20/52	253,702
1,945	Government National Mortgage Association II, 3.500%, 3/20/45	1,769
3,803	Government National Mortgage Association II, 3.500%, 4/20/45	3,514
11,849	Government National Mortgage Association II, 3.500%, 4/20/45	10,964
6,976	Government National Mortgage Association II, 3.500%, 4/20/45	6,414
27,979	Government National Mortgage Association II, 3.500%, 1/20/46	25,941
12,917	Government National Mortgage Association II, 3.500%, 3/20/46	11,984
51,956	Government National Mortgage Association II, 3.500%, 11/20/46	48,087
796,987	Government National Mortgage Association II, 3.500%, 12/20/54	730,769
6,570	Government National Mortgage Association II, 4.000%, 8/20/39	6,261
8,350	Government National Mortgage Association II, 4.000%, 7/20/42	8,016
105,105	Government National Mortgage Association II, 4.000%, 7/20/44	100,560
10,371	Government National Mortgage Association II, 4.000%, 9/20/44	9,921
10,973	Government National Mortgage Association II, 4.000%, 3/20/46	10,480
32,730	Government National Mortgage Association II, 4.000%, 10/20/46	31,190

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
23,690	Government National Mortgage Association II, 4.000%, 2/20/48	$ 22,292
31,923	Government National Mortgage Association II, 4.000%, 4/20/48	30,040
3,097	Government National Mortgage Association II, 4.500%, 9/20/41	3,045
16,655	Government National Mortgage Association II, 4.500%, 5/20/43	16,378
55,183	Government National Mortgage Association II, 4.500%, 1/20/44	54,075
39,028	Government National Mortgage Association II, 4.500%, 9/20/44	38,035
14,295	Government National Mortgage Association II, 4.500%, 10/20/44	14,003
27,571	Government National Mortgage Association II, 4.500%, 11/20/44	27,009
69,068	Government National Mortgage Association II, 4.500%, 2/20/48	67,276
104,573	Government National Mortgage Association II, 5.000%, 9/20/47	104,542
79,449	Government National Mortgage Association II, 5.500%, 9/20/52	79,956
3,419	Government National Mortgage Association II, 6.000%, 11/20/33	3,532
379	Government National Mortgage Association II, 6.500%, 8/20/28	387
692	Government National Mortgage Association II, 6.500%, 12/20/28	708
550	Government National Mortgage Association II, 6.500%, 9/20/31	579
142	Government National Mortgage Association II, 7.000%, 5/20/26	146
1,189	Government National Mortgage Association II, 7.000%, 2/20/29	1,228
293	Government National Mortgage Association II, 7.000%, 1/20/31	308
67	Government National Mortgage Association II, 7.500%, 8/20/27	68
2	Government National Mortgage Association II, 8.000%, 8/20/25	2
8,900,000(i)	U.S. Treasury Bills, 4/8/25	8,892,652
1,297,400	U.S. Treasury Bonds, 2.250%, 2/15/52	818,477
	Total U.S. Government and Agency Obligations (Cost $48,065,615)	$47,322,396

Shares
	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
242,587(j)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 242,587
		$242,587
	TOTAL SHORT TERM INVESTMENTS (Cost $242,587)	$242,587
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 104.6% (Cost $136,437,272)	$131,602,863
		Net Realized Gain (Loss) for the period ended 3/31/25	Change in Unrealized Appreciation (Depreciation) for the period ended 3/31/25	Capital Gain Distributions for the period ended 3/31/25	Dividend Income for the period ended 3/31/25	Value
	Affiliated Issuers — 3.5%
	Mutual Funds — 0.5% of Net Assets
53,023	Victory Pioneer CAT Bond Fund Class K (k)	$—	$6,362	$—	$—	$ 582,191

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Shares		Net Realized Gain (Loss) for the period ended 3/31/25	Change in Unrealized Appreciation (Depreciation) for the period ended 3/31/25	Capital Gain Distributions for the period ended 3/31/25	Dividend Income for the period ended 3/31/25	Value
	Closed-End Fund — 3.0% of Net Assets
431,639(l)	Pioneer ILS Interval Fund	$—	$(8,632)	$—	$—	$ 3,845,903

	Total Investments in Affiliated Issuers — 3.5% (Cost $4,776,241)					$4,428,094
Principal Amount USD ($)
	TBA Sales Commitments — (1.0)% of Net Assets
	U.S. Government and Agency Obligations — (1.0)%
(100,000)	Federal National Mortgage Association, 2.500%, 4/1/55 (TBA)	$ (83,144)
(600,000)	Federal National Mortgage Association, 6.000%, 4/1/55 (TBA)	(609,385)
(100,000)	Federal National Mortgage Association, 7.000%, 5/1/55 (TBA)	(104,505)
(500,000)	Government National Mortgage Association, 3.500%, 4/20/55 (TBA)	(457,463)
	TOTAL TBA SALES COMMITMENTS (Proceeds $1,249,566)	$(1,254,497)

	OTHER ASSETS AND LIABILITIES — (7.1)%	$(8,878,987)
	net assets — 100.0%	$125,897,473

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to $49,669,855, or 39.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2025.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2025.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2025.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Non-income producing security.
(h)	Issued as preference shares.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2025.
(k)	Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with the Victory Pioneer CAT Bond Fund effective May 2, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6.
(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc. (the “Adviser”).

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 3,644	$ 188
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
323	U.S. 5 Year Note (CBT)	6/30/25	$34,501,415	$34,934,469	$433,054
28	U.S. 10 Year Note (CBT)	6/18/25	3,074,635	3,114,125	39,490
26	U.S. Ultra Bond (CBT)	6/18/25	3,149,680	3,178,500	28,820
			$40,725,730	$41,227,094	$501,364
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
7	U.S. 2 Year Note (CBT)	6/30/25	$(1,443,404)	$(1,450,203)	$(6,799)
31	U.S. 10 Year Ultra Bond (CBT)	6/18/25	(3,534,000)	(3,537,875)	(3,875)
			$(4,977,404)	$(4,988,078)	$(10,674)
TOTAL FUTURES CONTRACTS			$35,748,326	$36,239,016	$490,690
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
5,840,000	Markit CDX North America High Yield Index Series 44	Pay	5.00%	6/20/30	$(291,829)	$(19,851)	$(311,680)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(291,829)	$(19,851)	$(311,680)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$330,249	$—	$330,249
Asset Backed Securities	—	12,991,470	—	12,991,470
Collateralized Mortgage Obligations	—	10,215,860	—	10,215,860
Commercial Mortgage-Backed Securities	—	6,576,244	0*	6,576,244
Corporate Bonds	—	53,307,786	—	53,307,786
Insurance-Linked Securities
Reinsurance Sidecars	—	—	188	188
Foreign Government Bonds	—	616,083	—	616,083
U.S. Government and Agency Obligations	—	47,322,396	—	47,322,396
Open-End Fund	242,587	—	—	242,587
Affiliated Closed-End Fund	3,845,903	—	—	3,845,903
Affiliated Mutual Funds	582,191	—	—	582,191
Total Investments in Securities	$4,670,681	$131,360,088	$188	$136,030,957
Liabilities
TBA Sales Commitments	$—	$(1,254,497)	$—	$(1,254,497)
Total Liabilities	$—	$(1,254,497)	$—	$(1,254,497)
Other Financial Instruments
Net unrealized appreciation on futures contracts	$490,690	$—	$—	$490,690
Centrally cleared swap contracts^	—	(19,851)	—	(19,851)
Total Other Financial Instruments	$490,690	$(19,851)	$—	$470,839
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended March 31, 2025, there were no transfers in or out of Level 3.